Operating Assets and Liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Operating Assets and Liabilities
Provisions at beginning of period	kr 2	kr 1
Additions during the year	2	1
Provisions at end of period	4	2
Non-current provisions			kr 4	kr 2
Provisions at end of period	kr 4	kr 2	kr 4	kr 2